Trade and other receivables - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Advances to suppliers	$ 1,529	$ 782
Unbilled revenues	1,160	756
Trade and other receivables	18,350	13,146	$ 18,995	$ 14,899
Trade notes and accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,994	8,158
Trade notes and accounts receivable | Cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	20,974	18,043
Trade notes and accounts receivable | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	(8,980)	(9,885)	(9,289)
Other receivables | Cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,042	4,173
Other receivables | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ (375)	$ (723)	$ (565)